Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 695	$ 1,246	$ 1,319
Computer and Office Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Disposals	$ 3,873